Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization		$ 57,500	$ 59,900	$ 55,900
Indefinite lived intangible assets		189,100
Indefinite-lived trademarks		188,000	196,900
Impairment charges	$ 38,000
Impairment charges		$ 93,000	$ 0	$ 38,000